UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23265

AIP Alternative Lending Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2021

Item 1. Proxy Voting Record.

The registrant was entitled to vote at one shareholder meeting held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: Upstart Holdings, Inc.

(b)	The exchange ticker symbol of the portfolio security: Not Applicable

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not Applicable

(d)	The shareholder meeting date: May 26, 2021

(e)

A brief identification of the matter voted on: 1. Vote Board of Directors 2. Ratification of the appointment of Deloitte & Touche as independent registered public accounting firm for FYE December 31, 2021.

(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.

(g)	Whether the registrant cast its vote on the matter: A vote was cast.

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.

(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND A

By:	/s/ John Gernon
Name: John Gernon
Title: Principal Executive Officer

Date:	September 22, 2021